Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total Equity Attributable to Owners of Parent	Issued Capital	Share Premium	Retained Earnings	Other Components of Equity	Treasury Shares	Non-Controlling Interests	Total
Equity at beginning of period at Dec. 31, 2021	€ 38,853	€ 1,229	€ 1,918	€ 37,022	€ 1,757	€ (3,072)	€ 2,670	€ 41,523
Profit after tax	2,284			2,284			(576)	1,708	[1]
Other comprehensive income	2,100			56	2,044		180	2,280
Comprehensive income	4,385			2,340	2,044		(396)	3,988
Share-based payments	1,163		1,163				325	1,488
Dividends	(2,865)			(2,865)			(29)	(2,895)
Purchase of treasury shares	(1,500)					(1,500)		(1,500)
Reissuance of treasury shares under share-based payments	230					230		230
Changes in non-controlling interests	(92)			(92)			90	(3)
Other changes	13			13			2	15
Equity at end of period at Dec. 31, 2022	40,186	1,229	3,081	36,418	3,801	(4,341)	2,662	42,848
Profit after tax	6,139			6,139			(175)	5,964	[1]
Other comprehensive income	(1,469)			(36)	(1,433)		(172)	(1,641)
Comprehensive income	4,670			6,103	(1,433)		(347)	4,323
Share-based payments	1,032		1,032				121	1,153
Dividends	(2,395)			(2,395)			(21)	(2,417)
Purchase of treasury shares	(968)					(968)		(968)
Reissuance of treasury shares under share-based payments	568					568		568
Changes in non-controlling interests	(71)		(2,268)	2,197			(2,164)	(2,235)
Other changes	135			135			(1)	134
Equity at end of period at Dec. 31, 2023	43,157	1,229	1,845	42,457	2,367	(4,741)	249	43,406
Profit after tax	3,124			3,124			26	3,150	[1]
Other comprehensive income	2,297			(23)	2,320		28	2,326
Comprehensive income	5,421			3,101	2,320		54	5,476
Share-based payments	399		399					399
Income taxes relating to share-based payments	320		320					320
Dividends	(2,565)			(2,565)			(2)	(2,566)
Purchase of treasury shares	(2,108)					(2,108)		(2,108)
Reissuance of treasury shares under share-based payments	895					895		895
Other changes	(79)			(86)	7		66	(13)
Equity at end of period at Dec. 31, 2024	€ 45,440	€ 1,229	€ 2,564	€ 42,907	€ 4,694	€ (5,954)	€ 368	€ 45,808

[1]	From continuing and discontinued operations